LONG-TERM DEBT AND REDEEMABLE PREFERRED SHARES - Successor Bridge Facility (Details) - USD ($)	Nov. 09, 2021	Oct. 06, 2021	Oct. 05, 2021	Jun. 15, 2021
Bridge Loan Commitment | Bridge Loan
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity				$ 600,000,000.0
Commitment fee amount	$ 7,500,000
Senior Notes Due 2029 | Senior Notes
Debt Instrument [Line Items]
Debt face amount	$ 675,000,000.0	$ 675,000,000.0	$ 600,000,000.0